Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of December 31, 2013 and 2012, assets and liabilities measured at fair value on a recurring basis including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Netting	Total
2013
Financial assets:
Available for sale securities:
Residential CMO securities - nonagency	$—	$1,109,271	$—	$—	$1,109,271
Asset-backed securities	—	3,086	—	—	3,086
Other	399	2,871	—	—	3,270
Total available for sale securities	399	1,115,228	—	—	1,115,627
Loans held for sale	—	613,459	58,912	—	672,371
Derivative financial instruments:
Derivative assets (Note 23)	—	24,020	8,427	(4,277)	28,170
Derivative liabilities (Note 23)	—	53,199	2,566	(40,367)	15,398

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Netting	Total
2012
Financial assets:
Available for sale securities:
Residential CMO securities - nonagency	$—	$1,611,775	$—	$—	$1,611,775
Asset-backed securities	—	7,526	—	—	7,526
Other	267	310	—	—	577
Total available for sale securities	267	1,619,611	—	—	1,619,878
Loans held for sale	—	1,452,236	—	—	1,452,236
Financial liabilities:
FDIC clawback liability	—	—	50,720	—	50,720
Derivative financial instruments:
Derivative assets (Note 23)	10,368	29,282	9,092	(15,481)	33,261
Derivative liabilities (Note 23)	2,121	128,946	—	(110,641)	20,426

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Changes in assets and liabilities measured at level 3 fair value on a recurring basis for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
2011
Balance, beginning of period	$15,136	$(39,311)	$8,949
Purchases	—	—	13,902
Issuances	—	—	(5,344)
Settlements	(1,032)	—	(33)
Transfers out of level 3	—	—	(269)
Gains (losses) included in earnings for the period	1,358	(4,006)	(8,665)
Balance, end of period	$15,462	$(43,317)	$8,540
Change in unrealized net gains (losses) included in net income related to assets and liabilities still held as of December 31, 2011	$1,358	$(4,006)	$(8,378)
2012
Balance, beginning of period	$15,462	$(43,317)	$8,540
Settlements	(623)	—	—
Transfers out of level 3	(14,946)	—	—
Gains (losses) included in earnings for the period	107	(7,403)	552
Balance, end of period	$—	$(50,720)	$9,092
Change in unrealized net gains (losses) included in net income related to assets and liabilities still held as of December 31, 2012	$107	$(7,403)	$552
2013
Balance, beginning of period	$—	$(50,720)	$9,092
Issuances	518,569	—	171,042
Transfers into level 3	—	—	6,628
Sales	(444,415)	—	—
Settlements	(7,410)	48,000	(112,993)
Gains (losses) included in earnings for the period	(7,832)	2,720	(67,908)
Balance, end of period	$58,912	$—	$5,861
Change in unrealized net gains (losses) included in net income related to assets and liabilities still held as of December 31, 2013	$(529)	$—	$(9,859)

(1)	Net realized and unrealized gains on loans held for sale are included in gain on sale of loans.

(2)	Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.

(3)	Net realized and unrealized gains (losses) on IRLCs are included in gain on sale of loans. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
The following table includes information on loans held for sale reported under the fair value option at December 31, 2013 and 2012:

	2013	2012
Fair value carrying amount	$672,371	$1,452,236
Aggregate unpaid principal balance	659,592	1,387,423
Fair value carrying amount less aggregate unpaid principal	$12,779	$64,813

Fair Value Measurements, Nonrecurring [Table Text Block]
Certain assets and liabilities are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These measurements primarily result from assets carried at the lower of cost or fair value or from impairment of individual assets. The carrying value of assets measured at fair value on a non-recurring basis and held at December 31, 2013 and 2012 and related change in fair value are as follows:

	Level 1	Level 2	Level 3	Total	Loss (Gain) Due to Change in Fair Value
2013
Collateral-dependent loans	$—	$—	$907	$907	$248
Other real estate owned (1)	—	—	7,009	7,009	2,008
Mortgage servicing rights (2)	—	—	448,925	448,925	(94,951)
Loans held for sale	—	—	9,123	9,123	424
2012
Collateral-dependent loans	$—	$—	$48,048	$48,048	$6,163
Other real estate owned (1)	—	4,030	26,787	30,817	6,230
Mortgage servicing rights (2)	—	—	320,901	320,901	63,508

(1)
Gains and losses resulting from subsequent measurement of OREO is included in the consolidated statements of income as general and administrative expense. OREO is included in other assets in the consolidated balance sheets.

(2)	The fair value for mortgage servicing rights represents the value of the impaired strata with impairment or recoveries on previous valuation allowances.

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments as of December 31, 2013 and 2012. This table excludes financial instruments with a short term or without a stated maturity, prevailing market rates and limited credit risk, and where carrying amounts approximate fair value. For financial assets such as cash and due from banks, FHLB restricted stock, and other investments, the carrying amount is a reasonable estimate of fair value. For financial liabilities such as noninterest-bearing demand, interest-bearing demand, and savings and money market deposits, the carrying amount is a reasonable estimate of fair value as these liabilities have no stated maturity.

	2013
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Investment securities:
Held to maturity	$107,312	$107,921	$—	$107,921	$—
Loans held for sale (1)	119,011	121,092	—	49,619	71,473
Loans held for investment (2)	12,153,835	12,266,499	—	—	12,266,499
Financial liabilities:
Time deposits	$3,654,179	$3,680,868	$—	$3,680,868	$—
Other borrowings	2,377,000	2,353,858	—	2,353,858	—
Trust preferred securities	103,750	86,220	—	—	86,220

	2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Investment securities:
Held to maturity	$143,234	$146,709	$—	$143,730	$2,979
Loans held for sale (1)	635,810	658,091	—	642,437	15,654
Loans held for investment (2)	11,589,233	11,716,283	—	—	11,716,283
Financial liabilities:
Time Deposits	$4,123,594	$4,165,065	$—	$4,165,065	$—
Other borrowings (3)	3,050,698	3,085,174	—	3,085,174	—
Trust preferred securities	103,750	78,112	—	—	78,112

(1)	The carrying value of loans held for sale excludes $672,371 and $1,452,236 in loans measured at fair value on a recurring basis as of December 31, 2013 and 2012, respectively.

(2)
The carrying value of loans held for investment is net of the allowance for loan loss of $59,417 and $78,921 as of December 31, 2013 and 2012, respectively. In addition, the carrying values exclude $1,035,199 and $833,754 of lease financing receivables as of December 31, 2013 and 2012, respectively.

(3)	The carrying value of other borrowings excludes $122,323 in repurchase agreements which have remaining maturities of less than one month as of December 31, 2012.

Fair Value, Measurements, Recurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a recurring basis at December 31, 2013 and 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
2013				Min.		Max.	Weighted Avg.
Indemnification asset	$7,531	Discounted cash flow	Discount Rate	4.35%	-	4.35%	4.35%
			Reinstatement rate	0.00%	-	68.98%	23.61%	(2)
			Loss duration (in months)	9	-	100	36	(2)
			Loss severity	(4.96)%	-	19.70%	6.54%	(2)
IRLCs, net	$(1,670)	Discounted cash flow	Loan closing ratio	0.00%	-	99.00%	79.74%	(3)
Loans held for sale	$58,912	Discounted cash flow	Cost of funds	2.81%	-	3.75%	3.45%
			Prepayment rate	4.68%	-	14.78%	7.58%
			Default rate	0.00%	-	2.25%	0.18%
			Weighted average life (in years)	5.05	-	10.74	8.25
			Cumulative loss	0.00%	-	0.61%	0.04%
			Loss severity	0.00%	-	27.20%	19.68%
2012
FDIC clawback liability	$50,720	Discounted cash flow	Servicing cost	$6,790	-	$14,558	N/A	(1)
Indemnification asset	9,092	Discounted cash flow	Reinstatement rate	3.82%	-	79.54%	24.53%	(2)
			Loss duration (in months)	8	-	50	30	(2)
			Loss severity	2.42%	-	11.33%	6.23%	(2)

(1)
The range represents the sum of the highest and lowest servicing cost values for all tranches that are used in our valuation process. The servicing cost represents 1% of projected unpaid principal balance (UPB) of the underlying loans.

(2)	The range represents the sum of the highest and lowest values for all tranches that are used in our valuation process.

(3)
The range represents the highest and lowest loan closing rates used in the IRLC valuation. The range includes the closing ratio for rate locks unclosed at the end of the period, as well as the closing ratio for loans which have settled during the period.

Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2013 and 2012:

Level 3 Fair Value Measurement	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
2013				Min.		Max.	Weighted Avg.
Collateral-dependent loans	$907	Appraisal Value	Appraisal value	NM	-	NM	N/A	(1)
Other real estate owned	$7,009	Appraisal Value	Appraisal value	NM	-	NM	N/A	(1)
Mortgage servicing rights	$448,925	Discounted cash flow	Prepayment speed	10.93%	-	24.57%	14.28%	(2)
			Discount rate	9.55%	-	9.72%	9.59%	(3)
Loans held for sale	$9,123	Discounted cash flow	Cost of funds	2.81%	-	3.75%	3.45%
			Prepayment rate	4.68%	-	14.78%	7.58%
			Default rate	0.00%	-	2.25%	0.18%
			Weighted average life (in years)	5.05	-	10.74	8.25
			Cumulative loss	0.00%	-	0.61%	0.04%
			Loss severity	0.00%	-	27.20%	19.68%
2012
Collateral-dependent loans	$36,609	Sales comparison approach	Appraisal value adjustment	0.00%	-	47.00%	N/A
Collateral-dependent loans	$11,439	Discounted appraisals	Collateral discounts	5.00%	-	5.00%	N/A
Other real estate owned	$23,359	Sales comparison approach	Appraisal value adjustment	0.00%	-	82.00%	N/A
Other real estate owned	$3,428	Discounted appraisals	Collateral discounts	5.00%		10.00%	N/A
Mortgage servicing rights	$320,901	Discounted cash flow	Prepayment speed	16.50%	-	19.80%	19.25%	(2)
			Discount rate	9.20%	-	9.80%	9.37%	(3)

(1)	NM - Not Meaningful

(2)
The prepayment speed assumptions include a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the strata with recoveries on previous valuation allowances.

(3)	The discount rate range represents the highest and lowest values for the MSR strata with recoveries on previous valuation allowances.